SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Net Revenue	$ 2,350,386		$ 298,484		$ 7,154,429		$ 319,143		$ 2,532,499	$ 4,803
Total operating loss	(1,973,864)		(2,294,504)		(6,006,892)		(5,630,823)		(7,973,228)	(4,011,058)
Non-operating income (expense), net	(24,417)		5,914		(54,392)		85,676		57,210	(4,140,596)
Net loss before income taxes	(1,998,281)		(2,288,590)		(6,061,284)		(5,545,147)		(7,916,018)	(8,151,654)
Income tax expense	(2,559)		(2,294)		(11,650)		(18,700)		20,993	2,459
Net Loss	(2,000,840)		(2,290,884)		(6,072,934)		(5,563,847)		(7,937,011)	(8,154,113)
Income tax expense	2,559		2,294		11,650		18,700		(20,993)	(2,459)
Diagnostic R&D [Member]
Product Information [Line Items]
Net Revenue	1,731		14,250		8,654		14,250		19,442
Total operating loss	(368,202)		(436,799)		(1,264,696)		(1,196,428)		(1,724,597)	(1,524,170)
Laboratory Services [Member]
Product Information [Line Items]
Net Revenue	2,348,655	[1]	284,234	[1]	7,145,775	[1]	304,893	[1]	2,513,057	4,803
Total operating loss	(2,150,825)		(307,172)		(7,423,109)		(308,493)		(3,769,783)	(95,041)
General Corporate Activities [Member]
Product Information [Line Items]
Total operating loss	$ (1,805,223)		$ (1,849,017)		$ (4,473,516)		$ (4,445,045)		$ (5,011,347)	$ (2,396,650)

[1]	The majority of the increase versus the prior year is from the acquisition of the clinical pathology laboratory on September 18, 2023.